17. LEASE LIABILITIES: Schedlule of Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedlule of Lease Liabilities

Contractual undiscounted cashflows
Less than one year	$223,979
Two years and beyond	191,664
Total undiscounted lease obligations	$415,643

Current portion	$205,982
Non-current portion	186,487
Total Discounted lease obligations	$392,469